Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table

Pay Versus Performance Year(1)	Summary compensation table total for PEO	Compensation actually paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO named executive officers	Average Compensation Actually Paid to non-PEO named executive officers(1)(2)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return		Net Income	Adjusted Net Income(4)
					Total Shareholder Return	Peer group Total Shareholder Return(3)
2025	$1,181,700	$983,782	$627,124	$550,715	$116.66	$196.00	$28,176,000	$51,524,000
2024	$888,391	$872,366	$511,960	$497,066	$135.60	$147.85	$26,727,000	$27,733,000
2023	$722,253	$715,362	$422,686	$417,862	$107.40	$107.76	$21,261,000	N/A

(1)
For each of the years presented above, our PEO was Mr. Potes, and our Non-PEO NEOs were Mr. Burke and Mr. Henion in 2023 and 2024, our Non-PEO NEOs were Mr. Burke, Mr. Henion and Mr. Greenland in 2025.

(2)	The table below details amounts deducted and added to calculate Compensation Actually Paid to the PEO and Average Compensation Actually Paid to the Non-PEO NEOs.
(3)	Peer group Total Shareholder Return is for the KBW Nasdaq Bank Index.
(4)	Company selected measure. Net income adjusted to exclude merger-related expenses for merger with Fentura Financial, Inc.

	PEO			Average for Non-PEO NEOs
	2025	2024	2023	2025	2024	2023
Total compensation per Summary Compensation Table (“SCT”)	$1,181,700	$888,391	$722,253	$627,124	$511,960	$422,686
Less the value of stock grants reported in the SCT, respectively	$260,700	$157,136	$94,068	$106,255	$66,011	$40,200
Plus year-end value of stock grants awarded in the covered fiscal year that are unvested and outstanding as of the end of the covered fiscal year	$130,124	$114,440	$92,148	$49,397	$48,897	$39,378
Plus the change in fair value of prior year awards that are outstanding and unvested as of the end of the covered fiscal year	$(38,899)	$44,951	$1,955	$(7,585)	$10,425	$465
Plus the change in fair value as of the vesting date of prior year awards that vested at the end of or during the covered fiscal year	$(28,443)	$(18,280)	$(6,926)	$(11,966)	$(8,205)	$(4,467)
Compensation actually paid for year shown	$983,782	$872,366	$715,362	$550,715	$497,066	$417,862

Company Selected Measure Name	Net income adjusted
Named Executive Officers, Footnote
(1)
For each of the years presented above, our PEO was Mr. Potes, and our Non-PEO NEOs were Mr. Burke and Mr. Henion in 2023 and 2024, our Non-PEO NEOs were Mr. Burke, Mr. Henion and Mr. Greenland in 2025.

Peer Group Issuers, Footnote
(3)	Peer group Total Shareholder Return is for the KBW Nasdaq Bank Index.

PEO Total Compensation Amount	$ 1,181,700	$ 888,391	$ 722,253
PEO Actually Paid Compensation Amount	$ 983,782	872,366	715,362
Adjustment To PEO Compensation, Footnote
(2)	The table below details amounts deducted and added to calculate Compensation Actually Paid to the PEO and Average Compensation Actually Paid to the Non-PEO NEOs.

	PEO			Average for Non-PEO NEOs
	2025	2024	2023	2025	2024	2023
Total compensation per Summary Compensation Table (“SCT”)	$1,181,700	$888,391	$722,253	$627,124	$511,960	$422,686
Less the value of stock grants reported in the SCT, respectively	$260,700	$157,136	$94,068	$106,255	$66,011	$40,200
Plus year-end value of stock grants awarded in the covered fiscal year that are unvested and outstanding as of the end of the covered fiscal year	$130,124	$114,440	$92,148	$49,397	$48,897	$39,378
Plus the change in fair value of prior year awards that are outstanding and unvested as of the end of the covered fiscal year	$(38,899)	$44,951	$1,955	$(7,585)	$10,425	$465
Plus the change in fair value as of the vesting date of prior year awards that vested at the end of or during the covered fiscal year	$(28,443)	$(18,280)	$(6,926)	$(11,966)	$(8,205)	$(4,467)
Compensation actually paid for year shown	$983,782	$872,366	$715,362	$550,715	$497,066	$417,862

Non-PEO NEO Average Total Compensation Amount	$ 627,124	511,960	422,686
Non-PEO NEO Average Compensation Actually Paid Amount	$ 550,715	497,066	417,862
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The table below details amounts deducted and added to calculate Compensation Actually Paid to the PEO and Average Compensation Actually Paid to the Non-PEO NEOs.

	PEO			Average for Non-PEO NEOs
	2025	2024	2023	2025	2024	2023
Total compensation per Summary Compensation Table (“SCT”)	$1,181,700	$888,391	$722,253	$627,124	$511,960	$422,686
Less the value of stock grants reported in the SCT, respectively	$260,700	$157,136	$94,068	$106,255	$66,011	$40,200
Plus year-end value of stock grants awarded in the covered fiscal year that are unvested and outstanding as of the end of the covered fiscal year	$130,124	$114,440	$92,148	$49,397	$48,897	$39,378
Plus the change in fair value of prior year awards that are outstanding and unvested as of the end of the covered fiscal year	$(38,899)	$44,951	$1,955	$(7,585)	$10,425	$465
Plus the change in fair value as of the vesting date of prior year awards that vested at the end of or during the covered fiscal year	$(28,443)	$(18,280)	$(6,926)	$(11,966)	$(8,205)	$(4,467)
Compensation actually paid for year shown	$983,782	$872,366	$715,362	$550,715	$497,066	$417,862

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Cumulative Total Shareholder Return (TSR). From 2023 to 2024, the compensation actually paid to our PEO and the average of the compensation actually paid to the Non-PEO NEOs increased by 22% and 19%, respectively, compared to a 26% increase in our TSR over the same time period. From 2024 to 2025, the compensation actually paid to our PEO and the average of the compensation actually paid to the Non-PEO NEOs increased by 13% and 11%, respectively, compared to a 14% decrease in our TSR over the same time period.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Net Income. From 2023 to 2024, the compensation actually paid to our PEO and the average of the compensation actually paid to the Non-PEO NEOs increased by 22% and 19%, respectively, compared to a 26% increase in our Net Income over the same time period. From 2024 to 2025, the compensation actually paid to our PEO and the average of the compensation actually paid to the Non-PEO NEOs increased by 13% and 11%, respectively, compared to a 5% increase in our Net Income over the same time period.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Adjusted Net Income. From 2023 to 2024, the compensation actually paid to our PEO and the average of the compensation actually paid to the Non-PEO NEOs increased by 22% and 19%, respectively, compared to a 30% increase in our Adjusted Net Income over the same time period, calculated using Adjusted Net Income for 2024 and Net Income for 2023, since no adjustments were applicable to 2023 Net Income. From 2024 to 2025, the compensation actually paid to our PEO and the average of the compensation actually paid to the Non-PEO NEOs increased by 13% and 11%, respectively, compared to an 86% increase in our Adjusted Net Income over the same time period.

Total Shareholder Return Amount	$ 116.66	135.6	107.4
Peer Group Total Shareholder Return Amount	196	147.85	107.76
Net Income (Loss)	$ 28,176,000	$ 26,727,000	$ 21,261,000
Company Selected Measure Amount	51,524,000	27,733,000
PEO Name	Mr. Potes	Mr. Potes	Mr. Potes
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (260,700)	$ (157,136)	$ (94,068)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	130,124	114,440	92,148
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,899)	44,951	1,955
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,443)	(18,280)	(6,926)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(106,255)	(66,011)	(40,200)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,397	48,897	39,378
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,585)	10,425	465
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,966)	$ (8,205)	$ (4,467)